Annual Total Returns [BarChart] - AMG GW&K Small Cap Core Fund - Class N	Apr. 24, 2021
Bar Chart Table:
Annual Return 2011	1.47%
Annual Return 2012	14.45%
Annual Return 2013	42.26%
Annual Return 2014	1.53%
Annual Return 2015	(3.02%)
Annual Return 2016	17.44%
Annual Return 2017	20.32%
Annual Return 2018	(14.08%)
Annual Return 2019	30.66%
Annual Return 2020	17.73%